Other Assets, Non-Current (Tables)	12 Months Ended
Dec. 31, 2021
Other Assets, Non-Current [Abstract]
Schedule of other assets non-current
	As of December 31,
	2020	2021
	RMB	RMB
Long-term receivable(i)	175,000	175,000
Others	19,444	19,444
Total	194,444	194,444